Filed with the U.S. Securities and Exchange Commission on May 11, 2021
1933 Act Registration File No. 333-17391
1940 Act File No. 811-07959
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N‑1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre‑Effective Amendment No.
Post‑Effective Amendment No. 1023	[X]
And
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 1025	[X]
(Check appropriate box or boxes.)
ADVISORS SERIES TRUST
(Exact Name of Registrant as Specified in Charter)
615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)
(Registrant’s Telephone Numbers, Including Area Code) (626) 914-7363
Jeffrey T. Rauman, President and Chief Executive Officer
Advisors Series Trust
c/o U.S. Bank Global Fund Services
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)
Copies to:
Domenick Pugliese, Esq.
Sullivan & Worcester LLP
1633 Broadway, 32nd Floor
New York, New York 10019

As soon as practical after the effective date of this Registration Statement
Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective

immediately upon filing pursuant to paragraph (b)
X	on June 10, 2021 pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)(1)
on pursuant to paragraph (a)(1)
75 days after filing pursuant to paragraph (a)(2)
on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box

[X]     this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 851 (“the “Amendment”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 on September 4, 2018, and pursuant to Rule 485(a)(2) would have become effective on November 18, 2018.

Post-Effective Amendment No. 859 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating December 10, 2018, as the new date upon which the Amendment shall become effective.

Post-Effective Amendment No. 863 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating January 9, 2019, as the new date upon which the Amendment shall become effective.

Post-Effective Amendment No. 865 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating February 8, 2019, as the new date upon which the Amendment shall become effective.

Post-Effective Amendment No. 872 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating March 10, 2019, as the new date upon which the Amendment shall become effective.

Post-Effective Amendment No. 882 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating April 9, 2019, as the new date upon which the Amendment shall become effective.

Post-Effective Amendment No. 890 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating May 9, 2019, as the new date upon which the Amendment shall become effective.

Post-Effective Amendment No. 896 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating June 8, 2019, as the new date upon which the Amendment shall become effective.

Post-Effective Amendment No. 900 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating July 8, 2019, as the new date upon which the Amendment shall become effective.

Post-Effective Amendment No. 906 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating August 7, 2019, as the new date upon which the Amendment shall become effective.

Post-Effective Amendment No. 912 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating September 6, 2019 as the new date upon which the Amendment shall become effective.

Post-Effective Amendment No. 916 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating October 6, 2019 as the new date upon which the Amendment shall become effective.

Post-Effective Amendment No. 919 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating November 5, 2019 as the new date upon which the Amendment shall become effective.

Post-Effective Amendment No. 923 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating December 5, 2019 as the new date upon which the Amendment shall become effective.

Post-Effective Amendment No. 927 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating December 31, 2019 as the new date upon which the Amendment shall become effective.

Post-Effective Amendment No. 931 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating January 31, 2020 as the new date upon which the Amendment shall become effective.

Post-Effective Amendment No. 937 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating February 28, 2020 as the new date upon which the Amendment shall become effective.

Post-Effective Amendment No. 947 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating March 30, 2020 as the new date upon which the Amendment shall become effective.

Post-Effective Amendment No. 954 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating April 30, 2020 as the new date upon which the Amendment shall become effective.

Post-Effective Amendment No. 962 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating May 31, 2020 as the new date upon which the Amendment shall become effective.

Post-Effective Amendment No. 966 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating June 30, 2020 as the new date upon which the Amendment shall become effective.

Post-Effective Amendment No. 971 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating July 29, 2020 as the new date upon which the Amendment shall become effective.

Post-Effective Amendment No. 977 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating August 27, 2020 as the new date upon which the Amendment shall become effective.

Post-Effective Amendment No. 981 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating September 25, 2020 as the new date upon which the Amendment shall become effective.

Post-Effective Amendment No. 985 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating October 23, 2020 as the new date upon which the Amendment shall become effective.

Post-Effective Amendment No. 987 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating November 20, 2020 as the new date upon which the Amendment shall become effective.

Post-Effective Amendment No. 991 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating December 18, 2020 as the new date upon which the Amendment shall become effective.

Post-Effective Amendment No. 997 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating January 15, 2021 as the new date upon which the Amendment shall become effective.

Post-Effective Amendment No. 999 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating February 12, 2021 as the new date upon which the Amendment shall become effective.

Post-Effective Amendment No. 1005 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating March 12, 2021 as the new date upon which the Amendment shall become effective.

Post-Effective Amendment No. 1013 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating April 12, 2021 as the new date upon which the Amendment shall become effective.

Post-Effective Amendment No. 1019 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating May 12, 2021 as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 1023 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating June 10, 2021, as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 1023 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, the Registrant certifies that this Post-Effective Amendment No. 1023 to its Registration Statement meets all of the requirements for effectiveness under Rule 485(b) and has duly caused this Post-Effective Amendment No. 1023 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Milwaukee and State of Wisconsin, on the 11th day of May 2021.

Advisors Series Trust

By: /s/ Jeffrey T. Rauman
Jeffrey T. Rauman
President, Chief Executive Officer and
Principal Executive Officer

    Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 1023 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

Gail S. Duree*	Trustee	May 11, 2021
Gail S. Duree

David G. Mertens*	Trustee	May 11, 2021
David G. Mertens

Raymond B. Woolson*	Trustee	May 11, 2021
Raymond B. Woolson

Joe D. Redwine*	Trustee	May 11, 2021
Joe D. Redwine

/s/ Cheryl L. King	Vice President, Treasurer	May 11, 2021
Cheryl L. King	and Principal Financial Officer

/s/ Jeffrey T. Rauman	President, Chief Executive Officer	May 11, 2021
Jeffrey T. Rauman	and Principal Executive Officer

*By: /s/ Jeffrey T. Rauman		May 11, 2021
Jeffrey T. Rauman Attorney-In Fact pursuant to Power of Attorney